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               AIM ADVISOR FUNDS                                                 AIM FUNDS GROUP

AIM International Core Equity Fund - Class A, B,                      AIM Balanced Fund - Class A, B, C and R
                  C and R                                            AIM Basic Balanced Fund - Class A, B and C
  Supplement dated November 10, 2003 to the                        AIM Mid Cap Basic Value Fund - Class A, B and C
    Prospectus dated December 2, 2002, as                           AIM Premier Equity Fund - Class A, B, C and R
  supplemented June 12, 2003, August 14, 2003                         AIM Select Equity Fund - Class A, B and C
           and September 30, 2003                                     Supplement dated November 10, 2003 to the
                                                                    Prospectus dated May 1, 2003, as supplemented
                                                                        August 14, 2003 and September 30, 2003

               AIM EQUITY FUNDS                                     AIMEuropean Small Company Fund - Class A, B
                                                                                     and C
                                                                    AIM Global Utilities Fund - Class A, B and C
   AIM Aggressive Growth Fund - Class A, B,                        AIM International Emerging Growth Fund - Class A,
                   C and R                                                          B and C
  AIM Constellation Fund - Class A, B, C and R                     AIM Small Cap Equity Fund - Class A, B, C and R
AIM Dent Demographic Trends Fund - Class A,                           Supplement dated November 10, 2003 to the
                   B and C                                         Prospectus dated May 1, 2003, as supplemented
  AM Emerging Growth Fund - Class A, B and C                             June 12, 2003, August 14, 2003 and
 AIM Mid Cap Growth Fund - Class A, B, C and R                                  September 30, 2003
   AIM Weingarten Fund - Class A, B, C and R
   Supplement dated November 10, 2003 to the                          AIM Global Value Fund - Class A, B and C
Prospectus dated March 3, 2003, as supplemented                      Supplement dated November 10, 2003 to the
     August 14, 2003 and September 30, 2003                        Prospectus dated May 1, 2003, as supplemented
                                                                    May 14, 2003, June 12, 2003, August 14, 2003
AIM Capital Development Fund - Class A, B, C and R                            and September 30, 2003
     Supplement dated November 10, 2003 to the
  Prospectus dated March 3, 2003, as supplemented                     AIM New Technology Fund - Class A, B and C
         June 12, 2003, August 14, 2003 and                           Supplement dated November 10, 2003 to the
               September 30, 2003                                  Prospectus dated May 1, 2003, as supplemented May
                                                                        1, 2003, June 12, 2003, August 14, 2003
    AIM Charter Fund - Class A, B, C and R                                      and September 30, 2003
   Supplement dated November 10, 2003 to the
Prospectus dated March 3, 2003, as supplemented                    AIM Premier Equity II Fund - Class A, B and C
         August 14, 2003, August 20, 2003                            Supplement dated November 10, 2003 to the
              and September 30, 2003                               Prospectus dated May 1, 2003, as supplemented
                                                                        July 31, 2003, August 14, 2003 and
AIM Diversified Dividend Fund - Class A, B and C                                 September 30, 2003
   Supplement dated November 10, 2003 to the
  Prospectus dated May 2, 2003, as supplemented                       AIM Balanced Fund - Institutional Class
June 12, 2003, August 14, 2003, September 23, 2003                 AIM Premier Equity Fund - Institutional Class
              and September 30, 2003                                 Supplement dated November 10, 2003 to the
                                                                    Prospectus dated May 1, 2003, as supplemented
 AIM Blue Chip Fund - Investor Class, Class A, B,                                August 14, 2003
                   C and R
 AIM Large Cap Basic Value Fund - Investor Class,                                AIM GROWTH SERIES
               Class A, B, C and R
   AIM Large Cap Growth Fund - Investor Class,                       AIM Basic Value Fund - Class A, B, C and R
               Class A, B, C and R                                 AIM Small Cap Growth Fund - Class A, B, C and R
   Supplement dated November 10, 2003 to the                          Supplement dated November 10, 2003 to the
Prospectus dated July 21, 2003 as revised October 1,                Prospectus dated May 1, 2003, as supplemented
                     2003                                                August 14, 2003 and September 30, 2003

 AIM Aggressive Growth Fund - Institutional Class                           AIM Global Trends Fund
   AIM Blue Chip Fund - Institutional Class                        Supplement dated November 10, 2003 to the
AIM Capital Development Fund - Institutional Class                     Prospectus dated November 4, 2003
    AIM Charter Fund - Institutional Class
  AIM Constellation Fund - Institutional Class                     AIM Mid Cap Core Equity Fund - Class A, B, C and R
   AIM Weingarten Fund - Institutional Class                           Supplement dated November 10, 2003 to the
Supplement dated November 10, 2003 to the                             Prospectus dated May 1, 2003, as supplemented
Prospectus dated March 3, 2003, as supplemented                          August 14, 2003, August 20, 2003 and
May 1, 2003, June 12, 2003, August 14, 2003 and                                   September 30, 2003
               August 20, 2003


   AIM Basic Value Fund - Institutional Class                     AIM Trimark Endeavor Fund - Class A, B and C
AIM Mid Cap Core Equity Fund - Institutional Class                    AIM Trimark Fund - Class A, B and C
 AIM Small Cap Growth Fund - Institutional Class                  AIM Trimark Small Companies Fund - Class A,
    Supplement dated November 10, 2003 to the                                      B and C
   Prospectus dated May 1, 2003, as supplemented                   Supplement dated November 10, 2003 to the
       August 14, 2003 and August 20, 2003                              Prospectus dated November 4, 2003

                                                                          AIM INVESTMENT SECURITIES FUNDS
        AIM INTERNATIONAL FUNDS, INC.
                                                                  AIM High Yield Fund - Investor Class, Class A, B,
 AIM Asia Pacific Growth Fund - Class A, B and C                                      and C
 AIM Global Aggressive Growth Fund - Class A, B                   AIM Income Fund - Investor Class, Class A, B, C
                   and C                                                              and R
    AIM Global Growth Fund - Class A, B and C                     AIM Intermediate Government Fund - Investor Class,
   Supplement dated November 10, 2003 to the                                     Class A, B, C and R
 Prospectus dated March 3, 2003, as supplemented                  AIM Municipal Bond Fund - Investor Class, Class A,
      August 14, 2003 and September 30, 2003                                         B and C
                                                                  AIM Limited Maturity Treasury Fund - Class A and
   AIM European Growth Fund - Investor Class,                                          A3
              Class A, B, C and R                                 AIM Real Estate Fund - Investor Class, Class A, B
  Supplement dated November 10, 2003 to the                                           and C
   Prospectus dated July 21, 2003 as revised                             AIM Short Term Bond Fund - Class C
 October 1, 2003, as supplemented October 1, 2003                   AIM Total Return Bond Fund - Class A, B and C
                                                                      Supplement dated November 10, 2003 to the
AIM International Growth Fund - Class A, B, C and R                       Prospectus dated October 29, 2003
    Supplement dated November 10, 2003 to the
   Prospectus dated March 3, 2003, as supplemented                AIM Limited Maturity Treasury Fund - Institutional
          June 12, 2003, August 14, 2003 and                                         Class
                 September 30, 2003                                   Supplement dated November 10, 2003 to the
                                                                          Prospectus dated October 29, 2003
AIM International Growth Fund - Institutional Class
     Supplement dated November 10, 2003 to the                            AIM SPECIAL OPPORTUNITIES FUNDS
   Prospectus dated March 3, 2003, as supplemented
         June 12, 2003 and August 14, 2003                          AIM Opportunities I Fund - Class A, B and C
                                                                   AIM Opportunities II Fund - Class A, B and C
                AIM INVESTMENT FUNDS                               AIM Opportunities III Fund - Class A, B and C
                                                                    Supplement dated November 10, 2003 to the
AIM Developing Markets Fund - Class A, B and C                    Prospectus dated March 3, 2003, as supplemented
   Supplement dated November 10, 2003 to the                          August 14, 2003 and September 30, 2003
Prospectus dated March 3, 2003, as supplemented
May 23, 2003, June 12, 2003, August 14, 2003 and                             AIM TAX-EXEMPT FUNDS
               September 30, 2003
                                                                  AIM High Income Municipal Fund -Class A, B and C
   AIM Global Energy Fund - Class A, B and C                         Supplement dated November 10, 2003 to the
AIM Global Financial Services Fund - Class A, B                   Prospectus dated July 21, 2003, as supplemented
                     and C                                            August 14, 2003 and September 30, 2003
AIM Global Science and Technology Fund - Class A,
                    B and C                                       AIM Tax-Exempt Cash Fund - Investor Class,
     Supplement dated November 10, 2003 to the                                   Class A
  Prospectus dated March 3, 2003, as supplemented                 Supplement dated November 10, 2003 to the
           June 12, 2003, August 14, 2003 and                     Prospectus dated July 21, 2003 as revised
                September 30, 2003                                            October 1, 2003

 AIM Global Health Care Fund - Class A, B and C                   AIM Tax-Free Intermediate Fund - Class A and A3
       AIM Libra Fund - Class A, B and C                             Supplement dated November 10, 2003 to the
   Supplement dated November 10, 2003 to the                      Prospectus dated July 21, 2003, as supplemented
Prospectus dated March 3, 2003, as supplemented                                   August 14, 2003
      August 14, 2003 and September 30, 2003

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, "AIM") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

         1)       trade activity monitoring;

         2)       trading guidelines;

         3)       redemption fee on trades in certain funds; and

         4)       selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. AIM seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Trade Activity Monitoring

AIM monitors selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, AIM believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, AIM seeks to act in a manner that it believes is consistent with the best interests of shareholders.

The ability of AIM to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Trading Guidelines

Currently, if a shareholder exceeds 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

The ability of AIM to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Redemption Fee

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A or Investor Class shares of certain funds within 30 days of purchase. AIM expects to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" below for more information.

The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, AIM maintains certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares - Determination of Net Asset Value" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of the following funds (either by selling or exchanging to another AIM Fund or INVESCO
Fund) within 30 days of their purchase:

  AIM Asia Pacific Growth Fund               AIM High Yield Fund
  AIM Developing Markets Fund                AIM International Emerging Growth Fund
  AIM European Growth Fund                   AIM International Growth Fund
  AIM European Small Company Fund            AIM Trimark Fund
  AIM Global Aggressive Growth Fund          INVESCO International Blue Chip Value Fund (effective
  AIM Global Growth Fund                        November 24, 2003, name will change to INVESCO
  AIM Global Trends Fund                        International Core Equity Fund)
  AIM Global Value Fund                      INVESCO S&P 500 Index Fund

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

         1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

         2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

         3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

         4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

         5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

         6)       redemptions initiated by a fund.

AIM's goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares. AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.